Goodwill, Net (Details) - Schedule of Goodwill and Accumulated Impairment Losses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	669,519
Gross Ending	669,519
Accumulated impairment loss Beginning
Impairment loss	(426,410)	$ (58,676)
Accumulated impairment loss Ending	(426,410)
Net Amount of goodwill Beginning
Net Amount of goodwill Ending	243,109	$ 33,453
Wealth Management [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination
Gross Ending
Accumulated impairment loss Beginning
Impairment loss
Accumulated impairment loss Ending
Net Amount of goodwill Beginning
Net Amount of goodwill Ending
Insurance Agency [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	542,578
Gross Ending	542,578
Accumulated impairment loss Beginning
Impairment loss	(426,410)
Accumulated impairment loss Ending	(426,410)
Net Amount of goodwill Beginning
Net Amount of goodwill Ending	116,168
Claims Adjusting [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	126,941
Gross Ending	126,941
Accumulated impairment loss Beginning
Impairment loss
Accumulated impairment loss Ending
Net Amount of goodwill Beginning
Net Amount of goodwill Ending	¥ 126,941